Description of Organization, Business Operations and Basis of Presentation (Details)			11 Months Ended	14 Months Ended
	Mar. 01, 2021 USD ($) $ / shares shares	Jul. 28, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Subsidiary, Sale of Stock [Line Items]
Proceeds received from initial public offering, gross			$ 414,000,000
Adjustments to additional paid in capital stock issuance costs			22,433,477
Proceeds from issue of warrants			10,280,000
Payment towards restricted investments			$ 414,000,000
Temporary equity redemption price per share (USD per share) | $ / shares			$ 10.00	$ 10.00
Minimum net worth to effect business combination				$ 5,000,001
Percentage of public shareholding redeemable in case the business combination does not occur				100.00%
Date on or before which business combination shall be consummated			10 days
Expenses payable on dissolution				$ 100,000
Cash in operating bank account				700,000	$ 900,000
Working capital				700,000	$ 1,000,000.0
Working capital loans outstanding				$ 0
BSG
Subsidiary, Sale of Stock [Line Items]
Equity value ot sellers	$ 2,910,923,000
Denominator for Retained Units calculation	10.00
Percentage of interests acquired	20.10%
Aggregate amount received from Subscriptions for closing	$ 150,000,000
Ascendant Sponsor LP
Subsidiary, Sale of Stock [Line Items]
Stock shares issued during the period value for services rendered			$ 25,000
Proceeds from related party debt			$ 160,000
Minimum
Subsidiary, Sale of Stock [Line Items]
Percentage of the fair value of assets in trust account of the target company net of deferred underwriting commissions and taxes				80.00%
Equity method investment ownership percentage				50.00%
Temporary equity redemption price per share (USD per share) | $ / shares				$ 10.00
Per share amount in the trust account for distribution to the public shareholders | $ / shares				10.00
Minimum | BSG
Subsidiary, Sale of Stock [Line Items]
Subscriptions amount	85,000,000
Total consideration, up to	0
Maximum | BSG
Subsidiary, Sale of Stock [Line Items]
Subscriptions amount	150,000,000
Total consideration, up to	$ 374,000,000
Asset Held in Trust
Subsidiary, Sale of Stock [Line Items]
Sale of stock issue price per share | $ / shares		$ 10.00
Payment towards restricted investments		$ 414,000,000.0
Term of restricted investments		185 days
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues (in shares) | shares		10,280,000
Class of warrants or rights issue price per warrant | $ / shares		$ 1.00
Proceeds from issue of warrants		$ 10,300,000
Common Class A
Subsidiary, Sale of Stock [Line Items]
Percentage of public shareholding that can be transferred without any restriction		20.00%
Common stock, par value (USD per share) | $ / shares	$ 0.0001		$ 0.0001	0.0001
Number of shares called by each warrant | shares	1	1
Cayman Class B Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Cayman Class A Shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001
Number of shares called by each warrant | shares	1
Common Class B
Subsidiary, Sale of Stock [Line Items]
Common stock, par value (USD per share) | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
IPO
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues (in shares) | shares		41,400,000
Sale of stock issue price per share | $ / shares		$ 10.00
Proceeds received from initial public offering, gross		$ 414,000,000.0
Adjustments to additional paid in capital stock issuance costs		23,400,000
Deferred underwriting commissions non current		$ 14,500,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Stock issued during period shares new issues (in shares) | shares		5,400,000	5,400,000	5,400,000